Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net (loss) earnings	$ (38,777)	$ 1,295
Adjustments for:
Depreciation and amortization	22,135	23,449
Change in fair value of contingent consideration	(2,088)	(5,567)
Net financial expenses	9,469	8,882
Share-based compensation	5,496	4,010
Unrealized foreign exchange loss (gain)	1,037	(966)
Realized foreign exchange (gain) loss on repayment of long-term debt	(604)	580
Impairment of goodwill and intangibles	41,128	5,144
Loss on disposal of property and equipment, intangible and lease modification	515	150
Cash settlement of RSUs, DSUs and PSUs	0	(264)
Deferred taxes	(1,510)	1,499
Adjustments to reconcile profit (loss)	36,801	38,212
Changes in non-cash working capital items	(10,974)	10,221
Net cash from operating activities	25,827	48,433
Investing activities
Additions to property and equipment	(1,417)	(1,202)
Additions to intangibles	(316)	(239)
Business acquisitions, net of cash acquired	(10,930)	(6,382)
Business divestiture, cash disposed	(951)	0
Net cash used in investing activities	(13,614)	(7,823)
Financing activities
Advances on the Credit Facility, net of related transaction costs	61,385	102,706
Repayment of the Credit Facility	(50,770)	(110,306)
Repayment of secured loans	0	(8,537)
Repayment of balances of purchase price payable	(7,712)	(4,268)
Repayment of other long-term debt	(350)	(450)
Repayment of lease liabilities, including lease termination costs	(3,815)	(4,628)
Settlement of RSUs and PSUs, including withholding taxes paid	(72)	(151)
Exercise of stock options	100	0
Shares purchased for settlement of RSUs	(205)	(148)
Shares purchased for cancellation	(5,208)	(402)
Financial expenses paid	(8,093)	(7,965)
Net cash used in financing activities	(14,740)	(34,149)
Effect of exchange rate changes on cash	(596)	636
Cash, beginning of year	(3,123)	7,097
Cash, beginning of year	15,956	8,859
Cash, end of year	12,833	15,956
Income taxes paid	$ 2,667	$ 702